Long-Term Borrowings (Schedule Of Secured Borrowings And Pledged Assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Secured Borrowing	$ 5,952.9	[1]	$ 6,506.9	[1]
Assets Pledged	9,658.3	[2]	9,980.0	[3]
Operating Lease Assets [Member]
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Assets Pledged	4,700.0		4,700.0
Loans [Member]
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Assets Pledged	3,800.0		4,200.0
Cash [Member]
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Assets Pledged	900.0		1,000.0
Assets Held For Sale [Member]
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Assets Pledged	0.1
Investment Securities [Member]
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Assets Pledged	100.0		100.0
Transportation And International Finance [Member]
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Secured Borrowing	3,880.6	[1]	4,615.9	[1]
Assets Pledged	6,037.9		6,467.5
Transportation And International Finance [Member] | Rail [Member]
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Secured Borrowing	931.0	[1]	976.8	[1]
Assets Pledged	1,163.1	[1]	1,185.1	[1]
Transportation And International Finance [Member] | Aerospace [Member]
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Secured Borrowing	2,366.1	[1]	2,560.3	[1]
Assets Pledged	4,126.7		4,049.1
Transportation And International Finance [Member] | International Finance [Member]
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Secured Borrowing	583.5	[1]	1,078.8	[1]
Assets Pledged	748.1		1,233.3
Transportation And International Finance [Member] | TRS [Member]
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Secured Borrowing	998.4
Assets Pledged	1,990.0
North American Commercial Finance [Member]
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Secured Borrowing	1,882.2	[1]	1,632.0	[1]
Assets Pledged	3,400.3		3,127.2
North American Commercial Finance [Member] | Corporate Finance [Member]
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Secured Borrowing	320.2	[1]	706.6	[1]
Assets Pledged	447.4		838.2
North American Commercial Finance [Member] | Commercial Services [Member]
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Secured Borrowing	334.7	[1]	350.8	[1]
Assets Pledged	1,453.2		1,523.6
North American Commercial Finance [Member] | Equipment Finance [Member]
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Secured Borrowing	1,227.3	[1]	574.6	[1]
Assets Pledged	1,499.7		765.4
North American Commercial Finance [Member] | TRS [Member]
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Secured Borrowing	25.8
Assets Pledged	119.4
Non-Strategic Portfolios [Member]
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Secured Borrowing	190.1	[1]	259.0	[1],[2]
Assets Pledged	$ 220.1		$ 385.3	[3]

[1]	At December 31, 2013, GSI TRS related borrowings and pledged assets, respectively, of $998.4 million and $1.99 billion were included in Transportation & International Finance, and $25.8 million and $119.4 million in North American Commercial Finance. The GSI TRS is described in Note 10 – Derivative Financial Instruments.
[2]	Includes operating lease equipment of $4.7 billion, loans of $3.8 billion, cash of $0.9 billion, assets held for sale of $0.1 billion and investment securities of $0.1 billion.
[3]	Includes operating lease equipment, net of $4.7 billion, loans of $4.2 billion, cash of $1.0 billion and investment securities of $0.1 billion.